Income and mining taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	The Canadian non-capital losses were incurred between 2006 and 2021 and have a twenty-year carry forward period. The United States net operating losses were incurred between 2004 and 2021 and have a twenty-year carry forward period. Peruvian net operating losses were incurred in 2021 and may be carried forward and set off against 50% of future profits without any time restrictions.
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 23,500	$ 115,900
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	170,800	166,200
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	586,800	91,900
Mining tax effect of temporary differences recognized [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 18,159	$ 7,544